Merger and Related Transactions (Details Narrative)				12 Months Ended
	Sep. 12, 2023 shares	Aug. 30, 2023 USD ($) shares	Jun. 16, 2023 shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares
Business Acquisition [Line Items]
Debt Instrument, Convertible, Conversion Ratio				0.42
Common Stock, Par or Stated Value Per Share | $ / shares					$ 0.0001
Debt Instrument, Face Amount				$ 2,500,000	$ 5,265,000
Long-Term Debt				$ 2,060,000
Stock Issued During Period, Shares, New Issues | shares				7,185,734	109,739
Escalation shares allocation description				As additional consideration, each Calidi Stockholder is entitled to earn, on a pro rata basis, up to 18,000,000 shares of non-voting common stock (the “Escalation Shares”). During the five-year period following the Closing (the “Escalation Period”), Calidi Stockholders may be entitled to receive up to 18,000,000 Escalation Shares with incremental releases of 4,500,000 shares upon the achievement of each share price hurdle if the trading price of Common Stock is $12.00, $14.00, $16.00 and $18.00, respectively, for a period of any 20 days within any 30-consecutive-day trading period.
Nonredeeming continuation shares | shares				85,849
Common Stock, Shares, Outstanding | shares				35,522,000	8,584,000
First Light Acquisition Group, Inc. (FLAG) [Member]
Business Acquisition [Line Items]
Stock Repurchased During Period, Value		$ 2,687,351
Stock Redeemed or Called During Period, Value		28,200,000
Remaining redemption value		15,000,000.0
First Light Acquisition Group, Inc. (FLAG) [Member] | Non-redeeming Shareholders [Member]
Business Acquisition [Line Items]
Remaining redemption value		$ 700,000
Series B Preferred Stock [Member]
Business Acquisition [Line Items]
Stock Issued During Period, Shares, New Issues | shares			1,000,000
Series B Preferred Stock [Member] | Calidi Cure [Member]
Business Acquisition [Line Items]
Stock Repurchased During Period, Shares | shares	500,000
Merger Agreement [Member] | Calidi Security Holders [Member]
Business Acquisition [Line Items]
Debt Instrument, Face Amount				$ 250,000,000.0
Long-Term Debt				$ 23,800,000
New Money PIPE Subscription Agreement [Member] | Common Class A [Member]
Business Acquisition [Line Items]
Stock Repurchased During Period, Shares | shares		132,817
Stock Repurchased During Period, Value		$ 200,000
New Money PIPE Subscription Agreement [Member] | Series B Preferred Stock [Member] | Calidi Cure [Member]
Business Acquisition [Line Items]
Stock Repurchased During Period, Value		400,000
Non-Redemption Agreement [Member] | First Light Acquisition Group, Inc. (FLAG) [Member]
Business Acquisition [Line Items]
Remaining redemption value		$ 1,800,000
Non-Redemption Agreement [Member] | Common Class A [Member]
Business Acquisition [Line Items]
Stock Repurchased During Period, Shares | shares		335,238
Stock Repurchased During Period, Value		$ 1,800,000
Number of incentive shares | shares		200,000
Non-Redemption Agreement [Member] | Series B Preferred Stock [Member] | Calidi Cure [Member]
Business Acquisition [Line Items]
Stock Repurchased During Period, Value		$ 2,600,000
Net proceeds from purchase of shares		800,000
Forward Purchase Agreement [Member] | First Light Acquisition Group, Inc. (FLAG) [Member]
Business Acquisition [Line Items]
Remaining redemption value		$ 12,500,000
New Calidi Common Stock [Member]
Business Acquisition [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares				$ 0.0001
Stock Issued During Period, Shares, New Issues | shares				27,375,600
New Calidi Common Stock [Member] | Merger Consideration [Member]
Business Acquisition [Line Items]
Common Stock, Shares, Outstanding | shares				35,522,230
New Calidi Common Stock [Member] | Calidi Security Holders [Member]
Business Acquisition [Line Items]
Equity Method Investment, Ownership Percentage				76.00%